Accounts receivable, net (Tables)	12 Months Ended
Sep. 30, 2024
Credit Loss [Abstract]
Schedule of accounts receivable	Accounts receivable, net consisted of the following:
	As of September 30,
	2023	2024

Accounts receivables	$1,735	$2,166
Less: provision of expected credit losses	(1,603)	(1,749)
Total	$132	$417

Schedule of provision of expected credit losses

The movement of provision of expected credit losses was as follows:

	For the years ended September 30,
	2022	2023	2024

Balance at beginning of the period	$1,770	$1,557	$1,603
Adoption ASU 2016-13	-	-	(2)
Addition in credit losses	150	102	83
Write-offs	(201)	(14)	-
Foreign currency translation adjustment	(162)	(42)	65
Balance at end of the period	$1,557	$1,603	$1,749

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.

NOTES TO COMBINED AND CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED SEPTEMBER 30, 2022, 2023 AND 2024

(In U.S. dollars in thousands, except share and per share data)